Trade and other receivables - Movement in the allowance for doubtful debts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in allowance on doubtful trade receivables
Balance at beginning of the year	$ 1,491	$ 41,976	$ 42,014
Addition in allowance on doubtful trade receivables	301	201	528
Amounts written off during the year as uncollectible	(19)	(39,083)	(25)
Reversal of allowance on doubtful trade receivables	(438)	(1,603)	(541)
Balance at end of the year	$ 1,335	$ 1,491	$ 41,976